Other Liabilities, Provisions and Commitments - Additional Information (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities [line items]
Aggregate amount claimed against company	$ 77,649
Tax contingencies amount	53,937
Commitments for the Purchase of property, plant and equipment	556
Brazil [member]
Disclosure of contingent liabilities [line items]
Litigation amount	10,471	$ 7,739	$ 9,433
Value added tax [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	10,378
Value added tax [member] | State of Sao Paulo [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	3,183
Tax credits [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	34,102
Federal taxes [member]
Disclosure of contingent liabilities [line items]
Tax contingencies amount	$ 6,274